AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.2%
Health Care - 24.6%
Biotechnology - 5.6%
Biogen, Inc. (a)	8,869	$2,064,881
Regeneron Pharmaceuticals, Inc. (a)	40,304	11,180,330
Vertex Pharmaceuticals, Inc. (a)	100,134	16,964,702

		30,209,913

Health Care Equipment & Supplies - 8.6%
ABIOMED, Inc. (a)	11,710	2,083,092
Align Technology, Inc. (a)	11,710	2,118,573
Edwards Lifesciences Corp. (a)	64,887	14,269,300
Intuitive Surgical, Inc. (a)	35,163	18,985,559
Stryker Corp.	44,624	9,652,171

		47,108,695

Health Care Providers & Services - 4.7%
UnitedHealth Group, Inc.	117,459	25,526,190

Health Care Technology - 0.2%
Veeva Systems, Inc.-Class A (a)	6,816	1,040,735

Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	18,040	5,488,129
Mettler-Toledo International, Inc. (a)	3,965	2,792,946

		8,281,075

Pharmaceuticals - 4.0%
Zoetis, Inc.	176,438	21,982,410

		134,149,018

Information Technology - 22.4%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	33,653	8,040,375

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp.-Class A	21,866	2,110,069
Cognex Corp.	41,722	2,049,802
IPG Photonics Corp. (a)	18,519	2,511,176

		6,671,047

IT Services - 7.5%
PayPal Holdings, Inc. (a)	135,942	14,082,232
Visa, Inc.-Class A (b)	154,576	26,588,618

		40,670,850

Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV ADR	8,430	2,094,180
Texas Instruments, Inc.	21,070	2,723,087
Xilinx, Inc.	72,080	6,912,472

		11,729,739

Company	Shares	U.S. $ Value
Software - 9.0%
Adobe, Inc. (a)	27,830	$7,688,038
ANSYS, Inc. (a)	1,159	256,556
Aspen Technology, Inc. (a)	2,570	316,316
Microsoft Corp.	261,841	36,403,893
Paycom Software, Inc. (a)	10,009	2,096,785
Tyler Technologies, Inc. (a)	8,570	2,249,625

		49,011,213

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	27,072	6,063,316

		122,186,540

Communication Services - 15.0%
Entertainment - 2.1%
Electronic Arts, Inc. (a)	119,634	11,702,598

Interactive Media & Services - 12.9%
Alphabet, Inc.-Class C (a)	33,994	41,438,686
Facebook, Inc.-Class A (a)	160,626	28,604,278

		70,042,964

		81,745,562

Consumer Discretionary - 14.0%
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	9,700	1,479,250

Hotels, Restaurants & Leisure - 0.6%
Domino’s Pizza, Inc.	13,610	3,328,870

Internet & Direct Marketing Retail - 3.0%
Booking Holdings, Inc. (a)	8,287	16,264,149

Specialty Retail - 7.7%
Burlington Stores, Inc. (a)	33,390	6,671,990
Five Below, Inc. (a)	3,340	421,174
Home Depot, Inc. (The)	81,980	19,020,999
TJX Cos., Inc. (The)	135,378	7,545,970
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,755	8,210,041

		41,870,174

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc.-Class B	141,056	13,247,979

		76,190,422

Consumer Staples - 6.8%
Beverages - 4.0%
Constellation Brands, Inc.-Class A	15,490	3,210,767
Monster Beverage Corp. (a)	327,196	18,997,000

		22,207,767

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	52,485	15,121,453

		37,329,220

Company	Shares	U.S. $ Value
Industrials - 6.4%
Building Products - 2.2%
Allegion PLC	84,299	$8,737,592
AO Smith Corp.	69,485	3,315,129

		12,052,721

Commercial Services & Supplies - 1.6%
Copart, Inc. (a)	106,738	8,574,264

Electrical Equipment - 0.8%
AMETEK, Inc.	43,560	3,999,679
Rockwell Automation, Inc.	3,510	578,448

		4,578,127

Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	18,154	6,473,716

Machinery - 0.6%
IDEX Corp.	19,340	3,169,439

		34,848,267

Materials - 2.5%
Chemicals - 2.5%
Sherwin-Williams Co. (The)	24,839	13,658,221

Financials - 0.5%
Capital Markets - 0.5%
S&P Global, Inc.	10,640	2,606,587

Total Common Stocks (cost $329,557,466)		502,713,837

SHORT-TERM INVESTMENTS - 8.0%
Investment Companies - 8.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (c)(d)(e) (cost $43,692,850)	43,692,850	43,692,850

Total Investments - 100.2% (cost $373,250,316) (f)		546,406,687
Other assets less liabilities - (0.2)%		(1,171,406)

Net Assets - 100.0%		$545,235,281

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,175,705 and gross unrealized depreciation of investments was $(3,019,334), resulting in net unrealized appreciation of $173,156,371.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$502,713,837		$	– 0	–	$	– 0	–	$502,713,837
Short-Term Investments	43,692,850			– 0	–		– 0	–	43,692,850

Total Investments in Securities	546,406,687			– 0	–		– 0	–	546,406,687
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$546,406,687		$	– 0	–	$	– 0	–	$546,406,687

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,378	$81,386	$60,071	$43,693	$683